Segmented Information (Tables)	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Disclosure of operating segments
Sources of earnings by reporting segment for the years ended December 31 were as follows:

2019

Insurance and Reinsurance
Northbridge		Odyssey Group	Crum & Forster	Zenith National	Brit	Allied World	Fairfax Asia	Other	Operating companies	Run-off	Non-insurance companies	Corporate and Other	Eliminations and adjustments	Consolidated
Gross premiums written
External	1,513.6	3,742.8	2,805.0	732.7	2,245.4	3,809.3	439.3	1,616.7	16,904.8	606.4	—	—	—	17,511.2
Intercompany	7.9	73.2	22.8	—	48.1	51.0	(1.0)	94.2	296.2	3.2	—	—	(299.4)	—
	1,521.5	3,816.0	2,827.8	732.7	2,293.5	3,860.3	438.3	1,710.9	17,201.0	609.6	—	—	(299.4)	17,511.2
Net premiums written	1,350.3	3,393.8	2,331.5	720.8	1,656.2	2,428.9	231.2	1,148.4	13,261.1	574.5	—	—	—	13,835.6
Net premiums earned
External	1,247.3	3,162.2	2,234.4	737.3	1,608.1	2,345.9	228.2	981.3	12,544.7	685.0	—	—	—	13,229.7
Intercompany	(7.0)	17.0	(40.6)	(2.3)	33.8	(10.5)	(13.0)	65.5	42.9	(42.9)	—	—	—	—
	1,240.3	3,179.2	2,193.8	735.0	1,641.9	2,335.4	215.2	1,046.8	12,587.6	642.1	—	—	—	13,229.7
Underwriting expenses(1)	(1,193.6)	(3,089.3)	(2,142.0)	(626.2)	(1,590.8)	(2,277.7)	(208.8)	(1,064.7)	(12,193.1)	(906.3)	—	—	—	(13,099.4)
Underwriting profit (loss)	46.7	89.9	51.8	108.8	51.1	57.7	6.4	(17.9)	394.5	(264.2)	—	—	—	130.3
Interest income	65.9	189.5	93.6	36.7	82.0	165.6	16.9	66.8	717.0	60.5	24.5	33.7	(9.4)	826.3
Dividends	10.4	17.5	7.0	4.0	3.0	16.7	8.6	3.6	70.8	9.5	11.8	1.6	—	93.7
Investment expenses	(11.3)	(31.1)	(14.7)	(7.6)	(11.5)	(33.4)	(7.8)	(13.4)	(130.8)	(14.2)	(89.0)	(2.4)	196.6	(39.8)
Interest and dividends	65.0	175.9	85.9	33.1	73.5	148.9	17.7	57.0	657.0	55.8	(52.7)	32.9	187.2	880.2
Share of profit (loss) of associates	1.1	55.1	19.1	(16.4)	(2.4)	13.3	(0.1)	(13.7)	56.0	(6.3)	(45.2)	165.1	—	169.6
Other
Revenue	—	—	—	—	—	—	—	—	—	—	5,537.1	—	—	5,537.1
Expenses	—	—	—	—	—	—	—	—	—	—	(5,441.6)	—	8.4	(5,433.2)
	—	—	—	—	—	—	—	—	—	—	95.5	—	8.4	103.9
Operating income (loss)	112.8	320.9	156.8	125.5	122.2	219.9	24.0	25.4	1,107.5	(214.7)	(2.4)	198.0	195.6	1,284.0
Net gains on investments	0.5	149.5	75.2	22.5	62.1	210.2	632.3	106.2	1,258.5	168.2	72.6	216.9	—	1,716.2
Loss on repurchase of long term debt (note 15)	—	—	—	—	—	—	—	—	—	—	—	(23.7)	—	(23.7)
Interest expense	(1.5)	(7.8)	(5.3)	(3.9)	(19.1)	(29.1)	(0.4)	(1.9)	(69.0)	(7.0)	(184.9)	(212.1)	1.0	(472.0)
Corporate overhead	(5.7)	(10.7)	(20.5)	(8.5)	(9.2)	(59.7)	(9.8)	(0.6)	(124.7)	0.4	—	49.1	(196.6)	(271.8)
Pre-tax income (loss)	106.1	451.9	206.2	135.6	156.0	341.3	646.1	129.1	2,172.3	(53.1)	(114.7)	228.2	—	2,232.7
Provision for income taxes														(261.5)
Net earnings														1,971.2

Attributable to:
Shareholders of Fairfax														2,004.1
Non-controlling interests														(32.9)
														1,971.2

(1)
Underwriting expenses for the year ended December 31, 2019 were comprised as shown below. Accident year underwriting expenses exclude the impact of favourable or adverse prior year claims reserve development.

	Insurance and Reinsurance
	Northbridge	Odyssey Group	Crum & Forster	Zenith National	Brit	Allied World	Fairfax Asia	Other	Operating companies
Loss & LAE - accident year	851.9	2,383.6	1,387.4	423.4	961.0	1,585.8	151.3	678.8	8,423.2
Commissions	204.1	629.9	350.8	80.1	444.6	256.2	29.1	187.5	2,182.3
Premium acquisition costs and other underwriting expenses	204.7	305.4	410.0	204.8	231.7	403.7	56.7	250.4	2,067.4
Underwriting expenses - accident year	1,260.7	3,318.9	2,148.2	708.3	1,637.3	2,245.7	237.1	1,116.7	12,672.9
Net (favourable) adverse claims reserve development	(67.1)	(229.6)	(6.2)	(82.1)	(46.5)	32.0	(28.3)	(52.0)	(479.8)
Underwriting expenses - calendar year	1,193.6	3,089.3	2,142.0	626.2	1,590.8	2,277.7	208.8	1,064.7	12,193.1

2018

	Insurance and Reinsurance
	Northbridge	Odyssey Group	Crum & Forster	Zenith National	Brit	Allied World	Fairfax Asia	Other	Operating companies	Run-off	Non-insurance companies	Corporate and Other	Eliminations and adjustments	Consolidated
Gross premiums written
External	1,316.0	3,269.4	2,305.7	800.3	2,221.3	3,355.2	384.5	1,725.2	15,377.6	150.7	—	—	—	15,528.3
Intercompany	6.0	59.2	57.4	—	17.8	13.7	1.1	67.7	222.9	268.2	—	—	(491.1)	—
	1,322.0	3,328.6	2,363.1	800.3	2,239.1	3,368.9	385.6	1,792.9	15,600.5	418.9	—	—	(491.1)	15,528.3
Net premiums written	1,173.6	2,897.8	1,977.8	789.2	1,494.2	2,368.8	191.9	1,124.2	12,017.5	413.5	—	—	—	12,431.0
Net premiums earned
External	1,125.4	2,736.4	1,939.6	806.6	1,645.8	2,318.3	195.6	1,141.2	11,908.9	157.1	—	—	—	12,066.0
Intercompany	(6.2)	19.0	21.3	(2.3)	(166.1)	(31.5)	(6.1)	(75.6)	(247.5)	247.5	—	—	—	—
	1,119.2	2,755.4	1,960.9	804.3	1,479.7	2,286.8	189.5	1,065.6	11,661.4	404.6	—	—	—	12,066.0
Underwriting expenses(1)	(1,072.2)	(2,574.3)	(1,928.3)	(664.1)	(1,556.7)	(2,243.9)	(189.1)	(1,114.5)	(11,343.1)	(647.0)	—	—	—	(11,990.1)
Underwriting profit (loss)	47.0	181.1	32.6	140.2	(77.0)	42.9	0.4	(48.9)	318.3	(242.4)	—	—	—	75.9
Interest income	72.2	155.5	73.2	36.9	64.5	140.6	16.4	61.7	621.0	45.3	43.4	39.8	(5.6)	743.9
Dividends	10.2	15.6	4.9	3.5	3.6	11.3	7.8	3.5	60.4	9.8	10.0	1.3	—	81.5
Investment expenses	(15.4)	(31.2)	(13.5)	(8.1)	(12.8)	(34.7)	(3.1)	(18.5)	(137.3)	(11.4)	(40.6)	(3.3)	150.7	(41.9)
Interest and dividends	67.0	139.9	64.6	32.3	55.3	117.2	21.1	46.7	544.1	43.7	12.8	37.8	145.1	783.5
Share of profit (loss) of associates	6.3	65.8	4.1	4.4	5.3	(3.8)	(5.1)	16.7	93.7	0.8	109.4	17.2	—	221.1
Other
Revenue	—	—	—	—	—	—	—	—	—	—	4,434.2	—	—	4,434.2
Expenses	—	—	—	—	—	—	—	—	—	—	(4,176.1)	—	5.6	(4,170.5)
	—	—	—	—	—	—	—	—	—	—	258.1	—	5.6	263.7
Operating income (loss)	120.3	386.8	101.3	176.9	(16.4)	156.3	16.4	14.5	956.1	(197.9)	380.3	55.0	150.7	1,344.2
Net gains (losses) on investments	(55.6)	(111.4)	(144.2)	(57.6)	(63.1)	(66.9)	(71.7)	45.8	(524.7)	(107.6)	900.4	(15.2)	—	252.9
Loss on repurchase of long term debt (note 15)	—	—	—	—	—	—	—	—	—	—	—	(58.9)	—	(58.9)
Interest expense	—	(4.1)	(2.2)	(3.3)	(14.2)	(26.2)	—	(5.6)	(55.6)	—	(94.1)	(197.4)	—	(347.1)
Corporate overhead	(6.6)	(23.3)	(24.1)	(8.2)	(14.0)	(67.6)	(10.3)	(21.9)	(176.0)	—	—	(2.3)	(150.7)	(329.0)
Pre-tax income (loss)	58.1	248.0	(69.2)	107.8	(107.7)	(4.4)	(65.6)	32.8	199.8	(305.5)	1,186.6	(218.8)	—	862.1
Provision for income taxes														(44.2)
Net earnings														817.9

Attributable to:
Shareholders of Fairfax														376.0
Non-controlling interests														441.9
														817.9

(1)
Underwriting expenses for the year ended December 31, 2018 were comprised as shown below. Accident year underwriting expenses exclude the impact of favourable or adverse prior year claims reserve development.

	Insurance and Reinsurance
	Northbridge	Odyssey Group	Crum & Forster	Zenith National	Brit	Allied World	Fairfax Asia	Other	Operating companies
Loss & LAE - accident year	802.7	2,061.5	1,244.7	453.4	982.6	1,739.9	138.0	687.4	8,110.2
Commissions	184.5	588.7	304.2	84.2	456.8	207.8	19.9	177.6	2,023.7
Premium acquisition costs and other underwriting expenses	191.7	269.8	383.3	211.8	216.6	392.8	55.6	276.6	1,998.2
Underwriting expenses - accident year	1,178.9	2,920.0	1,932.2	749.4	1,656.0	2,340.5	213.5	1,141.6	12,132.1
Net favourable claims reserve development	(106.7)	(345.7)	(3.9)	(85.3)	(99.3)	(96.6)	(24.4)	(27.1)	(789.0)
Underwriting expenses - calendar year	1,072.2	2,574.3	1,928.3	664.1	1,556.7	2,243.9	189.1	1,114.5	11,343.1
Investments in associates, segment assets and segment liabilities at December 31, and additions to goodwill for the years then ended, by reporting segment were as follows:

	Investments in associates			Additions to goodwill		Segment assets			Segment liabilities
	2019		2018	2019	2018	2019		2018	2019		2018
Insurance and Reinsurance
Northbridge	195.4		136.9	—	—	4,654.4		4,205.7	3,085.0		2,706.0
Odyssey Group	641.6		443.2	—	—	13,489.0		12,077.8	8,710.8		7,887.7
Crum & Forster	265.4		260.6	0.5	—	6,803.3		6,217.4	4,995.4		4,617.9
Zenith National	133.2		149.3	—	—	2,504.8		2,543.0	1,527.7		1,612.8
Brit	270.0		266.9	45.9	—	8,106.8		7,543.4	6,329.2		5,947.6
Allied World	373.3		310.0	—	—	15,596.0		14,530.7	11,499.3		10,911.7
Fairfax Asia	92.1		91.6	—	(0.3)	2,231.5		1,813.4	805.1		692.4
Other	114.8		115.9	3.9	3.7	4,520.1		4,353.4	3,442.5		3,285.9
Operating companies	2,085.8		1,774.4	50.3	3.4	57,905.9		53,284.8	40,395.0		37,662.0
Run-off	142.0	(1)	273.4	3.8	—	6,372.6	(2)	5,529.1	4,530.2	(2)	3,934.3
Non-insurance companies	1,663.0		2,523.3	262.1	133.0	9,210.5		9,424.7	5,181.9		3,361.2
Corporate and Other and eliminations and adjustments	929.2		291.9	—	—	(2,980.5)		(3,866.5)	2,494.2		2,049.4
Consolidated	4,820.0		4,863.0	316.2	136.4	70,508.5		64,372.1	52,601.3		47,006.9

(1)
Excludes European Run-off's investments in associates and joint ventures with a carrying value of $368.8 and a fair value of $430.5 that were included in assets held for sale on the consolidated balance sheet at December 31, 2019 and principally comprised of investments in Gulf Insurance, Seaspan, APR Energy and Resolute.

(2)
Includes European Run-off's assets and liabilities that were included in assets held for sale and liabilities associated with assets held for sale on the consolidated balance sheet at December 31, 2019. See note 23.

Revenue and expenses of the non-insurance companies were comprised as follows for the years ended December 31:

	Restaurants and retail		Fairfax India(1)		Thomas Cook India(2)		Other		Total
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Revenue	2,120.6	2,013.4	410.7	430.3	1,087.4	1,202.4	1,918.4	788.1	5,537.1	4,434.2
Expenses	(2,049.5)	(1,890.7)	(401.8)	(403.3)	(1,081.3)	(1,184.1)	(1,909.0)	(698.0)	(5,441.6)	(4,176.1)
Pre-tax income before interest expense and other(3)	71.1	122.7	8.9	27.0	6.1	18.3	9.4	90.1	95.5	258.1

(1)	These results differ from those published by Fairfax India due to Fairfax India's application of investment entity accounting under IFRS.

(2)	These results differ from those published by Thomas Cook India primarily due to differences between IFRS and Ind AS, and acquisition accounting adjustments.

(3)	Excludes interest and dividends, share of profit (loss) of associates and net gains (losses) on investments.

Schedule of net premiums earned by product line
Net premiums earned by product line for the years ended December 31 were as follows:

	Property		Casualty		Specialty		Total
	2019	2018	2019	2018	2019	2018	2019	2018
Net premiums earned - Insurance and Reinsurance
Northbridge	538.0	490.3	581.4	523.2	120.9	105.7	1,240.3	1,119.2
Odyssey Group	1,598.8	1,398.3	1,288.2	1,099.2	292.2	257.9	3,179.2	2,755.4
Crum & Forster	293.8	253.9	1,771.6	1,623.6	128.4	83.4	2,193.8	1,960.9
Zenith National	39.1	35.5	695.9	768.8	—	—	735.0	804.3
Brit	494.3	490.7	844.3	618.5	303.3	370.5	1,641.9	1,479.7
Allied World	832.1	794.5	1,394.1	1,362.4	109.2	129.9	2,335.4	2,286.8
Fairfax Asia	74.7	75.7	113.7	93.0	26.8	20.8	215.2	189.5
Other	601.2	564.9	305.8	308.5	139.8	192.2	1,046.8	1,065.6
Operating companies	4,472.0	4,103.8	6,995.0	6,397.2	1,120.6	1,160.4	12,587.6	11,661.4
Run-off	103.8	—	379.2	389.1	159.1	15.5	642.1	404.6
Consolidated net premiums earned	4,575.8	4,103.8	7,374.2	6,786.3	1,279.7	1,175.9	13,229.7	12,066.0
Interest and dividends							880.2	783.5
Share of profit of associates							169.6	221.1
Net gains on investments							1,716.2	252.9
Other revenue (Non-insurance companies)							5,537.1	4,434.2
Consolidated income							21,532.8	17,757.7

Allocation of net premiums earned	34.6%	34.0%	55.7%	56.3%	9.7%	9.7%	100.0%	100.0%

Disclosure of geographical regions
Net premiums earned by geographic region for the years ended December 31 were as follows:

	Canada		United States		Asia(1)		International(2)		Total
	2019	2018	2019	2018	2019	2018	2019	2018	2019	2018
Net premiums earned - Insurance and Reinsurance
Northbridge	1,223.8	1,108.2	16.5	11.0	—	—	—	—	1,240.3	1,119.2
Odyssey Group	80.8	70.2	2,126.5	1,858.0	377.1	319.8	594.8	507.4	3,179.2	2,755.4
Crum & Forster	—	—	2,191.7	1,958.0	—	—	2.1	2.9	2,193.8	1,960.9
Zenith National	—	—	735.0	804.3	—	—	—	—	735.0	804.3
Brit	107.0	95.3	1,119.5	1,073.7	48.9	57.9	366.5	252.8	1,641.9	1,479.7
Allied World	34.7	28.2	1,710.2	1,671.9	239.7	254.9	350.8	331.8	2,335.4	2,286.8
Fairfax Asia	—	—	—	—	215.2	189.5	—	—	215.2	189.5
Other	—	5.0	31.1	83.6	111.1	94.9	904.6	882.1	1,046.8	1,065.6
Operating companies	1,446.3	1,306.9	7,930.5	7,460.5	992.0	917.0	2,218.8	1,977.0	12,587.6	11,661.4
Run-off	5.8	—	29.8	6.3	0.5	—	606.0	398.3	642.1	404.6
Consolidated net premiums earned	1,452.1	1,306.9	7,960.3	7,466.8	992.5	917.0	2,824.8	2,375.3	13,229.7	12,066.0
Interest and dividends									880.2	783.5
Share of profit of associates									169.6	221.1
Net gains on investments									1,716.2	252.9
Other revenue (Non-insurance companies)									5,537.1	4,434.2
Consolidated income									21,532.8	17,757.7

Allocation of net premiums earned	11.0%	10.8%	60.1%	61.9%	7.5%	7.6%	21.4%	19.7%	100.0%	100.0%

(1)	The Asia geographic segment is primarily comprised of countries located throughout Asia, including China, Japan, India, Sri Lanka, Malaysia, Singapore, Indonesia and Thailand, and the Middle East.

(2)	The International geographic segment is primarily comprised of countries located in South America, Europe and Africa.